Share capital and Treasury shares	6 Months Ended
Jun. 30, 2026
Share capital and Treasury shares
Share capital and Treasury shares

11.Share capital and Treasury shares

For a discussion of our at the market offering program with Jefferies LLC for the fiscal year ended December 31, 2025, please refer to Note 12 “Share capital” of our Annual Report on Form 20-F for the year ended December 31, 2025 filed on March 13, 2026.

As of June 30, 2026 and December 31, 2025, the Company had 10,673,993 and 10,899,773 treasury shares remaining, respectively.